SHARE-BASED COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended			12 Months Ended	6 Months Ended	0 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 General and Administrative Expense [Member]	Jun. 30, 2013 General and Administrative Expense [Member]	Jun. 30, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 Equity Incentive Plan 2011 [Member] Person	Dec. 31, 2011 Equity Incentive Plan 2011 [Member] Minimum [Member]	Dec. 31, 2011 Equity Incentive Plan 2011 [Member] Maximum [Member]	Dec. 31, 2012 Scandic American Shipping Ltd. [Member]	Jun. 30, 2013 Employees [Member]	Dec. 31, 2012 Employees [Member]	Jun. 30, 2013 Non-Employees [Member]	Dec. 31, 2012 Non-Employees [Member]	Jun. 30, 2013 Employees and Directors and Non Employees [Member] Minimum [Member]	Jun. 30, 2013 Employees and Directors and Non Employees [Member] Maximum [Member]	Jun. 30, 2013 Restricted Stock Awards [Member] Equity Incentive Plan 2011 [Member]	Jun. 30, 2013 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Jun. 30, 2012 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Jun. 30, 2013 Restricted Stock Awards [Member] Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Restricted Stock Awards [Member] Employees [Member] Equity Incentive Plan 2011 [Member]	Jun. 30, 2013 Restricted Stock Awards [Member] Employees and Non Employees [Member] Equity Incentive Plan 2011 [Member] Person	Aug. 05, 2011 Restricted Stock Awards [Member] Employees and Directors and Non Employees [Member]	Feb. 23, 2011 Restricted Stock Awards [Member] Employees and Directors and Non Employees [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Employees and Directors and Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)																	2.00%
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Restricted shares issued to the Manager (in shares)																		112,245
Vesting requirement lifted for restricted shares (in shares)	174,000
Restricted shares remaining in plan (in shares)																					203,000
Fair value of shares issued to manager (in dollars per share)																		$ 13.73
Acquisition of shares in percentage (in hundredths)									100.00%
New shares issued related to acquisition (in shares)	1,910,112
Lock up period	1 year
Compensation cost for the period			$ 1.1	$ 1.5	$ 0.8
Restricted shares authorized (in shares)						400,000
Individuals in management and Board members participating in incentive plan						23															17
Common stock repurchased (in shares)																			14,500	8,500
Shares held in treasury (in shares)																					23,000
Share-based compensation arrangement shares cliff vesting period							4 years	5 years						4 years	5 years
Share-based compensation arrangement shares authorized and issued, first range (in shares)							326,000
Share-based compensation arrangement shares authorized and issued, second range (in shares)								74,000
Remaining shares expected to vest in February 2015 (in shares)																203,000
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)										163,000	163,000	228,500	237,000
Granted during the year (in shares)										0	0	0	0									74,000	326,000	400,000
Vested during the year (in shares)										0	0	(174,000)	0
Forfeited during the year (in shares)										0	0	(14,500)	(8,500)
Non-vested at end of period (in shares)										163,000	163,000	40,000	228,500
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)										$ 23.88	$ 23.88	$ 22.06	$ 22.06
Granted during the year (in dollars per share)										$ 0	$ 0	$ 0	$ 0									$ 18.05	$ 23.88
Vested during the year (in dollars per share)										$ 0	$ 0	$ 0	$ 0
Forfeited during the year (in dollars per share)										$ 0	$ 0	$ 0	$ 0
Non-vested at end of period (in dollars per share)										$ 23.88	$ 23.88	$ 23.88	$ 22.06